ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Accounts Payable	$ 8,688	$ 5,540
Accrued Liabilities	14,409	13,123
Accrued Payroll and Related Liabilities	4,058	5,351
Sales Tax and Cannabis Taxes	3,973	2,918
Total Accounts Payable and Accrued Liabilities	31,128	26,932
Accrued loyalty rewards program	$ 400	$ 1,100